Goodwill, Intangible Assets and In-Process Revenue Contracts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquired finite lived intangible assets by major class
Weighted-Average Amortization Period	15 years 2 months	13 years 5 months
Gross carrying amount	$ 341,245	$ 358,515
Accumulated Amortization	(204,503)	(202,622)
Net Carrying Amount	136,742	155,893
Customer Contracts [Member]
Acquired finite lived intangible assets by major class
Weighted-Average Amortization Period	15 years 6 months	13 years 7 months
Gross carrying amount	329,815	347,085
Accumulated Amortization	(194,266)	(195,358)
Net Carrying Amount	135,549	151,727
Other Intangible Assets [Member]
Acquired finite lived intangible assets by major class
Weighted-Average Amortization Period	4 years 5 months	4 years 5 months
Gross carrying amount	11,430	11,430
Accumulated Amortization	(10,237)	(7,264)
Net Carrying Amount	$ 1,193	$ 4,166